Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 5– Leases

During the year ended December 31, 2023, the Company leased, approximately 590 square meters at a facility located in Tel-Aviv, Israel. The lease expired on March 21, 2024. The Company does not plan to extend the lease and the Company’s employees are currently working remotely while management is in the process of searching for a new permanent location for its principal executive offices. In addition, the Company leases vehicles under various operating lease agreements.

During 2023, 2022 and 2021, the Company recorded lease expenses in its statement of operations in the amount of $0.2 million, $0.2 million, and $0.2 million respectively. During 2023, the Company subleased a portion of its facility for a total of $44 thousand that were recorded in its statement of operations.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 5 – Leases (Cont.)

At December 31, 2023, the Company’s operating lease right-of-use assets and current lease liabilities for operating leases totaled $42 thousand and $41 thousand, respectively, while at December 31, 2022, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $223 thousand and $216 thousand, respectively.

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2023, the Company’s operating leases had a weighted average remaining lease term of 0.25 years and a weighted average borrowing rate of 2.3%.

The following table summarizes the maturities of lease liabilities as of December 31, 2023:

2024	$42
Imputed interest	1
Present value of lease liabilities	$41